Inventory - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Increase in inventory reserve	$ 58,000	$ (98,000)	$ (192,000)	$ (63,000)	$ 255,000
Inventory reserve	142,000		84,000	276,000
Prepaid inventory balances included in prepaid assets	$ 536,000		$ 1,112,000	$ 1,232,000